Share Capital and Share Premium	12 Months Ended
Dec. 31, 2024
Share Capital and Share Premium [Abstract]
SHARE CAPITAL AND SHARE PREMIUM
28.	SHARE CAPITAL AND SHARE PREMIUM

The number of shares in this Note 28 reflects the 1:10 reverse stock split of common stock of the Company, effective on April 26, 2023 and the 1:4 reverse stock split of common stock of the Company, effective on January 8, 2025.

The details of the Group’s share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2022	1,515,834	6,063	77,959,554
Face value changes and fractional shares due to reverse stock split	(36)	(5,457)	5,457
Shares outstanding as December 31, 2023	1,515,798	606	77,965,011
Shares issued for compensation	25,000	10	146,990
Conversion of preferred shares	706,250	283	847,217
Shares outstanding as December 31, 2024	2,247,048	899	78,959,218

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2024	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2022	1,515,834	6,063	$77,959,554
Issue and fully paid common shares of US$0.0001 as at December 31, 2023	1,515,798	606	$77,965,011
Issue and fully paid common shares of US$0.0001 as at December 31, 2024	2,247,048	899	$78,959,218

Preferred Stock

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined by the Company’s board of directors.

On April 8, 2021, the Company issued 1,500,000 shares of our newly-designated Series A Convertible Preferred Stock to a single investor for total subscription proceeds of $1,500,000. Each Series A Convertible Preferred Stock features a stated value of $1.00 and is convertible to 0.1 share of our common stock at any time after 6 months from the date of issue. All shares of common stock issuable upon conversion of the Series A Preferred Stock are subject to a two-year lock-up agreement running from the initial closing of the financing.

On September 1, 2021, the Company issued 150,000 shares of our newly-designated Series C Convertible Preferred Stock to Sun Lei, our Chief Executive Officer for total subscription proceeds of $1,500,000 of a private offering. A Series C Convertible Preferred Stock features a stated value of $10.00 and is convertible to shares of our common stock on a 1 to 0.5 basis at any time after 6 months from the date of issue. Series C Convertible Preferred Stock votes together without common stock on an as-if-converted basis, which is not exercisable for one year, has no special dividend rights, and ranks equally to our common stock with respect to rights upon liquidation. All shares of common stock issuable upon conversion of the Series C Preferred Stock are subject to a one-year lock-up agreement running from the initial closing of the financing.

On November 1, 2021, the “Company closed the private placement offering (the “Offering”) of its newly-designated Series D Convertible Preferred Stock, par value $0.0001 per share (“Series D Convertible Preferred Stock”), in which the Company issued 100,000 shares of Series D Convertible Preferred Stock (the “Shares”) for the total gross proceeds of $3,900,000. As stated in the Certificate of Designation, shares of Series D Convertible Preferred Stock vote together with holders of shares of common stock, par value $0.0001 per share (the “Common Stock”) of the Company on an as-if-converted basis; have no special dividend right, ranks equal to the Common Stock with respect to rights upon liquidation and are convertible into shares of Common Stock on a 1 to 1.3 basis at any time following the issuance.

On August 26, 2024, the Company entered into a debt exchange agreement (the “2024 Exchange Agreement”), pursuant to which, the note holders of the Company agreed to cancel the total amount of the Company’s indebtedness issued to each Holder in exchange for the issuance of shares of a new series of the Company’s preferred stock, designated as Series E Convertible Preferred Stock (the “Series E Stock”), pursuant to the terms and subject to conditions set forth in the 2024 Exchange Agreement. Upon satisfaction of the closing conditions, at the Closing, the Company will issue an aggregate of 1,000,000 shares of Series E Stock (the “Series E Shares”) to the note holders at the exchange price of $3.00 per share, in consideration of cancellation of the total outstanding debt by the Company to the note holders with aggregate amount of $3,000,000. Pursuant to the terms of the Certificate of Designation of Series E Stock, Series E Shares features a stated value of $3.00 per share and are convertible to shares of the Company’s common stock at the conversion rate of 1 for 10, such as each Series E Share to be converted into 10 shares of the Company’s common stock without the payment or any additional consideration by the Holder thereof. Such conversion is subject to the following schedule: (i) up to 30% of the Series E Shares issued to each Holder may be converted by such Holder at any time from the date of the issuance; (ii) up to additional 30% of the Series E Shares counted on the date of the issuance may be converted by such Holder at any time after 90 days from the date of the issuance; (iii) up to 40% of the Series E Shares counted on the date of the issuance may be converted by such Holder after six (6) months from the date of the issuance. If any Series E Shares remain outstanding on or after March 14, 2025, the Company will have the right, but not the obligations, to require the Holder of such Series E Shares to convert them into the number of fully paid and non-assessable shares of common stock as would result from multiplying the number of Series E Shares by 10. Holders of Series E Shares vote together with holders of shares of common stock on a one-for-one basis, without regard to the number of shares of common stock into which each Series E Share is convertible, have no special dividend rights, and ranks equally to our common stock with respect to rights upon liquidation.

Holders of Series A, C, D and E Convertible Preferred Stock converted certain preferred stock to common stock during 2021 and 2024. Following table shows the changes of the preferred stock during 2023 and 2024:

	Preferred A		Preferred C		Preferred D		Preferred E		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $
At December 31, 2022	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	1,470,000	5,860,000
Changes	-	-	-	-	-	-	-	-	-	-
At December 31, 2023	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	1,470,000	5,860,000
Issued	-	-	-	-	-	-	1,000,000	3,000,000	1,000,000	3,000,000
Converted							(282,500)	(847,500)	(282,500)	(847,500)
At December 31, 2024	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	717,500	2,152,500	2,187,500	8,012,500
Common shares convertible after 1:4 reverse share split	31,000	N/A	18,750	N/A	26,000	N/A	1,793,750	N/A	1,869,500	N/A

The Company classified all Preferred Shares as permanent equity in the consolidated balance sheets because they are not redeemable and convertible to common stock of the Company. The Preferred Shares are recorded initially at fair value, net of issuance costs. The Preferred Shares A, C, D and E can be converted into 1,869,500 shares of common stock of the Company after reverse stock split effective on January 8, 2025. As the Company was in a loss in 2022, the diluted weighted average shares of the Company and EPS of 2022 did not include the potential conversion effect of these preferred shares.

Common Stock

The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per share.

On April 19 and 21, 2022, the Company issued 13,000 shares at $105.6 and $97.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) respectively to employees for their services to the Company.

On May 6, 2022, the Company issued 5,000 shares at $91.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to an employee for his compensation.

On May 6, 2022, the Company issued 7,500 shares at $91.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to three board members in leu of their compensation.

On May 16, 2022, the Company issued 85,000 shares at $70.4 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On May 26, 2022, the Company issued 25,000 shares at $58.8 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to Sun Lei for her compensation.

On June 2, 2022, the Company issued 25,000 shares at $60.0 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On June 4, 2022, the Company issued 45,000 shares at $47.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On June 18, 2022, the Company issued 70,000 shares at $52.8 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On August 25, 2022, the Company issued 20,000 shares at $54.0 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On September 2, 2022, the Company issued 20,000 shares at $46.8 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to an employee for his compensation.

On September 9, 2022, the Company issued 20,000 shares at $41.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to an employee for his compensation.

On September 19, 2022, the Company issued 20,000 shares at $35.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to an employee for his compensation.

On November 7, 2022, the Company issued 100,000 shares at $31.6 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On November 14, 2022, the Company issued 139,250 shares at $30.8 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On November 21, 2022, the Company issued 137,750 shares at $33.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On November 28, 2022, the Company issued 123,000 shares at $32.8 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On December 6, 2022, the Company issued 249,999 shares at $32.0 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On December 19, 2022, the Company issued 250,000 shares at $28.4 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split) to employees for their compensation.

On September 20, 2022, the Company cancelled 163 shares at $35.2 per share (adjusted to reflect 1:10 reverse stock split and 1:4 reverse stock split).

During 2022, all common shares were issued to employees, Directors and executives for their compensations and there is no vesting period. The fair value was determined based on the market price on the date of grant. All compensations are recorded as general and administrative expenses with a corresponding increase in equity.

No shares were issued during year 2023.

On August 1, 2024, the Company issued 25,000 shares at $5.88 per share (adjusted to reflect 1:4 reverse stock split) to a service provider for in lieu of its compensation.

In September and October 2024, the Company issued 706,250 shares at $1.2 per share (adjusted to reflect 1:4 reverse stock split) to certain preferred E shares holders to satisfy their conversion requests.